Significant Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes (Details) $ in Millions, $ in Millions		12 Months Ended								24 Months Ended
	Jan. 01, 2020	Dec. 31, 2023	Dec. 31, 2022 USD ($) agreements item age		Dec. 31, 2022 MXN ($) agreements item age	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2019
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			15 years		15 years
Intangible assets renewable term			10 years		10 years
Impairment of long-lived assets			$ 43	[1]	$ 833	$ 1,427	$ 5,102
Number of years of service for retirement benefits			10 years		10 years
Benefit payment, number of days wages | item			12		12
Years of service for seniority retirement benefits			15 years		15 years
Distribution costs | $					$ 30,721	$ 26,023	$ 24,190
Income tax rate			30.00%		30.00%	30.00%	30.00%
Long-term alcohol licenses
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			12 years		12 years
Bottom of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			5 years		5 years
Bottom of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			3 years		3 years
Top of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			25 years		25 years
Top of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill			10 years		10 years
Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements			4		4
Minimum age for retirement benefits | age			60		60
Income tax rate	30.00%		30.00%		30.00%	30.00%	30.00%
Mexico | Forecast
Disclosure of significant accounting policies [line items]
Income tax rate		30.00%
Brazil
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Number of bottling agreements, after renewal			2		2
Argentina
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Income tax rate						35.00%	25.00%		35.00%	30.00%
Colombia
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Income tax rate			35.00%		35.00%	30.00%	32.00%	33.00%
Colombia | Bottom of range
Disclosure of significant accounting policies [line items]
Income tax rate						31.00%
Panama | Bottom of range
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Costa Rica
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Nicaragua
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Uruguay
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1
Venezuela
Disclosure of significant accounting policies [line items]
Number of bottling agreements			1		1

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3